GOF SA-4
                       SUPPLEMENT DATED JANUARY 1, 2008
                    TO THE CURRENTLY EFFECTIVE STATEMENT OF
              ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS


                         FRANKLIN CAPITAL GROWTH FUND

                        FRANKLIN CUSTODIAN FUNDS, INC.
                            Franklin DynaTech Fund
                             Franklin Growth Fund
                             Franklin Income Fund
                    Franklin U.S. Government Securities Fund
                             Franklin Utilities Fund

                      FRANKLIN CALIFORNIA TAX-FREE TRUST
               Franklin California Insured Tax-Free Income Fund
          Franklin California Intermediate-Term Tax-Free Income Fund
             Franklin California Limited-Term Tax-Free Income Fund
                   Franklin California Tax-Exempt Money Fund

                   FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                     FRANKLIN FEDERAL TAX-FREE INCOME FUND

                     FRANKLIN GOLD & PRECIOUS METALS FUND

                          FRANKLIN HIGH INCOME TRUST
                          Franklin's High Income Fund

                       FRANKLIN INVESTORS SECURITIES TRUST
               Franklin Adjustable U.S. Government Securities Fund
                            Franklin Balanced Fund
                     Franklin Convertible Securities Fund
                          Franklin Equity Income Fund
                   Franklin Floating Rate Daily Access Fund
            Franklin Limited Maturity U.S. Government Securities Fund
                     Franklin Low Duration Total Return Fund
                           Franklin Real Return Fund
                          Franklin Total Return Fund

                      FRANKLIN MUNICIPAL SECURITIES TRUST
                 Franklin California High Yield Municipal Fund
                    Franklin Tennessee Municipal Bond Fund

                       FRANKLIN MUTUAL SERIES FUND INC.
                              Mutual Beacon Fund
                             Mutual Discovery Fund
                             Mutual European Fund
                        Mutual Financial Services Fund
                             Mutual Qualified Fund
                              Mutual Shares Fund

                    FRANKLIN NEW YORK TAX-FREE INCOME FUND

                       FRANKLIN NEW YORK TAX-FREE TRUST
                Franklin New York Insured Tax-Free Income Fund
           Franklin New York Intermediate-Term Tax-Free Income Fund
              Franklin New York Limited-Term Tax-Free Income Fund
                    Franklin New York Tax-Exempt Money Fund

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                     Franklin Real Estate Securities Fund

                           FRANKLIN STRATEGIC SERIES
                     Franklin Biotechnology Discovery Fund
                         Franklin Flex Cap Growth Fund
                      Franklin Global Communications Fund
                      Franklin Global Opportunities Fund
                       Franklin Global Health Care Fund
                        Franklin Natural Resources Fund
                      Franklin Small-Mid Cap Growth Fund
                       Franklin Small Cap Growth Fund II
                        Franklin Strategic Income Fund
                           Franklin Technology Fund

                        FRANKLIN TAX-EXEMPT MONEY FUND

                            FRANKLIN TAX-FREE TRUST
                     Franklin Alabama Tax-Free Income Fund
                     Franklin Arizona Tax-Free Income Fund
                    Franklin Colorado Tax-Free Income Fund
                   Franklin Connecticut Tax-Free Income Fund
                     Franklin Double Tax-Free Income Fund
            Franklin Federal Intermediate-Term Tax-Free Income Fund
              Franklin Federal Limited-Term Tax-Free Income Fund
                 Franklin Florida Insured Tax-Free Income Fund
                     Franklin Florida Tax-Free Income Fund
                     Franklin Georgia Tax-Free Income Fund
                   Franklin High Yield Tax-Free Income Fund
                     Franklin Insured Tax-Free Income Fund
                    Franklin Kentucky Tax-Free Income Fund
                    Franklin Louisiana Tax-Free Income Fund
                    Franklin Maryland Tax-Free Income Fund
              Franklin Massachusetts Insured Tax-Free Income Fund
                Franklin Michigan Insured Tax-Free Income Fund
                Franklin Minnesota Insured Tax-Free Income Fund
                    Franklin Missouri Tax-Free Income Fund
                   Franklin New Jersey Tax-Free Income Fund
                 Franklin North Carolina Tax-Free Income Fund
                  Franklin Ohio Insured Tax-Free Income Fund
                     Franklin Oregon Tax-Free Income Fund
                  Franklin Pennsylvania Tax-Free Income Fund
                    Franklin Virginia Tax-Free Income Fund

                        FRANKLIN VALUE INVESTORS TRUST
                          Franklin All Cap Value Fund
                    Franklin Balance Sheet Investment Fund
                         Franklin Large Cap Value Fund
                         Franklin MicroCap Value Fund
                          Franklin Mid Cap Value Fund
                         Franklin Small Cap Value Fund

The Statement of Additional Information is amended as follows:

The investment management fee schedule in the section entitled, "Management and Other Services - Management fees" is revised as follows:

FRANKLIN CAPITAL GROWTH FUND, FRANKLIN GOLD AND PRECIOUS METALS FUND, FRANKLIN REAL ESTATE SECURITIES FUND, FRANKLIN BIOTECHNOLOGY DISCOVERY FUND, FRANKLIN GLOBAL COMMUNICATIONS FUND, FRANKLIN GLOBAL HEALTH CARE FUND, FRANKLIN NATURAL RESOURCES FUND, FRANKLIN FLEX CAP GROWTH FUND, FRANKLIN SMALL-MID CAP GROWTH FUND AND FRANKLIN BALANCE SHEET INVESTMENT FUND

MANAGEMENT FEES The above Funds each pay the manager a fee equal to an annual rate of:

o     0.625% of the value of net assets up to and including $100 million;

o 0.500% of the value of net assets over $100 million and not over $250 million;

o 0.450% of the value of net assets over $250 million and not over $7.5 billion;

o 0.440% of the value of net assets over $7.5 billion and not over $10 billion;

o 0.430% of the value of net assets over $10 billion and not over $12.5 billion;

o 0.420% of the value of net assets over $12.5 billion and not over $15 billion; and

o     0.400% of the value of net assets in excess of $15 billion.


FRANKLIN DYNATECH FUND, FRANKLIN GROWTH FUND, FRANKLIN U.S. GOVERNMENT SECURITIES FUND, FRANKLIN HIGH INCOME FUND, FRANKLIN CONVERTIBLE SECURITIES FUND, FRANKLIN EQUITY INCOME FUND AND FRANKLIN STRATEGIC INCOME FUND

MANAGEMENT FEES The above Funds each pay the manager a fee equal to an annual rate of:

o     0.625% of the value of net assets up to and including $100 million;

o 0.500% of the value of net assets over $100 million and not over $250 million;

o 0.450% of the value of net assets over $250 million and not over $7.5 billion;

o 0.440% of the value of net assets over $7.5 billion and not over $10 billion;

o 0.430% of the value of net assets over $10 billion and not over $12.5 billion;

o 0.420% of the value of net assets over $12.5 billion and not over $15 billion;

o 0.400% of the value of net assets over $15 billion and not over $17.5 billion;

o 0.380% of the value of net assets over $17.5 billion and not over $20 billion;

o 0.360% of the value of net assets over $20 billion and not over $35 billion;

o 0.355% of the value of net assets over $35 billion and not over $50 billion; and

o     0.350% of the value of net assets in excess $50 billion.



FRANKLIN INCOME FUND AND FRANKLIN UTILITIES FUND:

MANAGEMENT FEES The above Funds each pay the manager a fee equal to an annual rate of:

o     0.625% of the value of net assets up to and including $100 million;

o 0.500% of the value of net assets over $100 million and not over $250 million;

o 0.450% of the value of net assets over $250 million and not over $7.5 billion;

o 0.440% of the value of net assets over $7.5 billion and not over $10 billion;

o 0.430% of the value of net assets over $10 billion and not over $12.5 billion;

o 0.420% of the value of net assets over $12.5 billion and not over $15 billion;

o 0.400% of the value of net assets over $15 billion and not over $17.5 billion;

o 0.380% of the value of net assets over $17.5 billion and not over $20 billion;

o 0.360% of the value of net assets over $20 billion and not over $35 billion;

o 0.355% of the value of net assets over $35 billion and not over $50 billion;

o 0.350% of the value of net assets over $50 billion and not over $65 billion;

o 0.345% of the value of net assets over $65 billion and not over $80 billion; and

o     0.340% of the value of net assets in excess of $80 billion.


FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND, FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND, FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND, FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, FRANKLIN FEDERAL TAX-FREE INCOME FUND, FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND, FRANKLIN TENNESSEE MUNICIPAL BOND FUND, FRANKLIN NEW YORK TAX-FREE INCOME FUND, FRANKLIN ALABAMA TAX-FREE INCOME FUND, FRANKLIN ARIZONA TAX-FREE INCOME FUND, FRANKLIN COLORADO TAX-FREE INCOME FUND, FRANKLIN CONNECTICUT TAX-FREE INCOME FUND, FRANKLIN DOUBLE TAX-FREE INCOME FUND, FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND, FRANKLIN FLORIDA TAX-FREE INCOME FUND, FRANKLIN GEORGIA TAX-FREE INCOME FUND FRANKLIN HIGH YIELD TAX-FREE INCOME FUND, FRANKLIN INSURED TAX-FREE INCOME FUND, FRANKLIN KENTUCKY TAX-FREE INCOME FUND FRANKLIN LOUISIANA TAX-FREE INCOME FUND, FRANKLIN MARYLAND TAX-FREE INCOME FUND, FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND, FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND, FRANKLIN MISSOURI TAX-FREE INCOME FUND, FRANKLIN NEW JERSEY TAX-FREE INCOME FUND, FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND, FRANKLIN OHIO INSURED TAX-FREE INCOME FUND, FRANKLIN OREGON TAX-FREE INCOME FUND, FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND, FRANKLIN VIRGINIA TAX-FREE INCOME FUND, FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND, FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND AND NEW YORK TAX-EXEMPT MONEY FUND

MANAGEMENT FEES The above Funds each pay the manager a fee equal to an annual rate of:

o     0.625% of the value of net assets up to and including $100 million;

o 0.500% of the value of net assets over $100 million and not over $250 million;

o 0.450% of the value of net assets over $250 million and not over $7.5 billion;

o 0.440% of the value of net assets over $7.5 billion and not over $10 billion;

o 0.430% of the value of net assets over $10 billion and not over $12.5 billion;

o 0.420% of the value of net assets over $12.5 billion and not over $15 billion;

o 0.400% of the value of net assets over $15 billion and not over $17.5 billion;

o 0.380% of the value of net assets over $17.5 billion and not over $20 billion; and

o     0.360% of the value of net assets in excess of $20 billion.

FRANKLIN MUTUAL SHARES:

MANAGEMENT FEES The Fund pays the manager a fee equal to an annual rate of:

o     0.60% of the value of net assets up to and including $5 billion;

o 0.57% of the value of net assets over $5 billion up to and including $10 billion;

o 0.55% of the value of net assets over $10 billion up to and including $15 billion;

o 0.53% of the value of net assets over $15 billion up to and including $20 billion;

o 0.51% of the value of net assets over $20 billion up to and including $25 billion;

o 0.49% of the value of net assets over $25 billion up to and including $30 billion;

o 0.48% of the value of net assets over $30 billion up to and including $35 billion; and

o     0.47% of the value of net assets in excess of $35 billion.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.